Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	December 31,
	2017	2016
	U.S. dollars in thousands

Cost:
Computers and software	$-	$50
Electronic equipment	-	20
Office furniture and equipment	-	39
Leasehold improvements	-	2
	$-	$111

Accumulated depreciation:	-	40

Depreciated cost	$-	$71